Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of classes of share capital [abstract]
Issuance of ordinary shares	$ 18,000,371	$ 573,809	$ 16,519,296
Merger by share exchange	117,693,658	3,751,790	117,693,658
Difference between consideration and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	3,172,894	101,144	3,240,987
Exercised employee share options	4,927,511	157,077	3,706,398
Treasury share transactions	1,445,560	46,081	1,059,253
Donation from shareholders	471,894	15,043	471,894
Expired share options	651,609	20,772	647,094
Capital surplus deficit distributed as cash dividends	146,363,497	4,665,716	143,338,580
Changes in percentage of ownership interest in subsidiaries	3,510,213	111,897	40,151
Share of changes in capital surplus of associates accounted for using the equity method	42,122	1,343	26,029
Dividends that the claim period has elapsed and unclaimed by shareholders	6,274	200	6,198
Exercised disgorgement	326	10	326
Capital surplus offset deficit	3,558,935	113,450	72,704
Employee share options	4,099,596	130,685	3,325,062
Employee restricted stock awards	1,364,155	43,486	1,861,744
Others	915,533	29,185	119,172
Capital surplus for other purpose	6,379,284	203,356	5,305,978
Capital surplus	$ 156,301,716	$ 4,982,522	$ 148,717,262